Business Combination, SerEnergy and FES (Details)			3 Months Ended								4 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) Customer Patent W kW shares	Aug. 31, 2021 EUR (€) Customer W kW shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Combination, Description [Abstract]
Revenue			$ 2,902,088	$ 1,673,998	$ 1,003,464	$ 1,489,292	$ 356,620	$ 225,412	$ 200,354	$ 100,266		$ 7,068,842	$ 882,652
Net loss			(9,005,982)	$ (11,279,724)	$ (3,143,310)	$ 2,905,674	(1,703,005)	$ (748,816)	$ (312,119)	$ (357,102)		(20,523,342)	(3,121,042)
Cost of Investment [Abstract]
Share consideration												37,923,861
Remaining Goodwill			30,030,498				$ 0				$ 30,030,498	30,030,498	0
SerEnergy and FES [Member]
Business Combination, Description [Abstract]
Revenue											2,310,796
Net loss											(3,612,629)
Pro-forma Revenues and Net Loss [Abstract]
Revenue												16,000,000.0	3,000,000.0
Net Loss												(29,300,000)	$ (16,200,000)
Consideration paid	$ 17,869,309	€ 15,000,000
Issued to the seller shares of common stock (in shares) | shares	5,124,846	5,124,846
Percentage of share consideration	9.999%	9.999%
Transaction costs	$ 889,716
Current Assets [Abstract]
Cash and cash equivalents	4,366,802
Other current assets	10,252,064
Total current assets	14,618,866
Non-current assets	5,387,674
Total assets	20,006,540
Current liabilities	5,800,077
Non-current liabilities	1,179,618
Total liabilities	6,979,695
Net assets acquired	13,026,845
Cost of Investment [Abstract]
Cash consideration	22,236,111
Share consideration	37,923,860
Cost of investment	60,159,971
Net assets value	13,026,845
Original excess purchase price	47,133,126
Fair value adjustment of Real Property	76,000
Intangibles acquired	19,771,000
Deferred tax liability arising from the recognition of intangibles and real property valuation	(5,452,000)
Deferred tax assets on tax losses carried forward	3,339,000
Remaining Goodwill	$ 29,399,126		$ 29,399,126								$ 29,399,126	$ 29,399,126
SerEnergy and FES [Member] | Minimum [Member]
Cost of Investment [Abstract]
High temperature-PEM fuel cells coverage | W	25	25
SerEnergy and FES [Member] | Maximum [Member]
Cost of Investment [Abstract]
High temperature-PEM fuel cells coverage | kW	90	90
SerEnergy and FES [Member] | Assembled Workforce [Member]
Cost of Investment [Abstract]
Remaining Goodwill	$ 2,400,000
SerEnergy and FES [Member] | Patents [Member]
Cost of Investment [Abstract]
Intangibles acquired	$ 16,893,000
Number of group patents | Patent	2
Intangible assets, measurement input	0.072
Useful lives of assets												10 years
Period of drive cash flows after new patents will be more relevance												10 years
Number of main customers | Customer	2	2
SerEnergy and FES [Member] | Process know-how (IPR&D) [Member]
Cost of Investment [Abstract]
Intangibles acquired	$ 2,612,000
Intangible assets, measurement input	0.101
Useful lives of assets												6 years
SerEnergy and FES [Member] | Order Backlog [Member]
Cost of Investment [Abstract]
Intangibles acquired	$ 266,000